UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE

"Report for Calendar Year or Quarter Ended:  Dec. 31, 1999"

Check here if Amendment [ X ]; Amendment Number:
This Amendment (Check one.): [   ] is a restatement.

               [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		"Cadinha & Co., Inc."
Address:	"900 Fort Street Mall, Suite 1240"
		"Honolulu, Hawaii  96813"

13F File Number:	28-4292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patricia Y. Phares
Title:		Vice President
Phone:		(808) 523-9488
Signature, Place, and Date of Signing:
	Patricia Y. Phares,	Honolulu, HI	1/10/00

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:  5,805,045

Form 13F Information Table Value Total:  $346,379 (x $1,000)
(SEC USE ONLY)
Page 1 of 1			Name of Rept Mgr:Patricia Phares
Name	Title	CUSIP	Fair Mkt Val	Shares	(a) Sole	(b)
(c)	Instr V	(a)	(b)	(C)
Abbott Labs	COM	002824100	9388000	255887	X
N/A	X
Agilent Tech	COM	00846U101	11983000	151210	X
N/A	X
Auto Data Process.	COM	053015103	15649000	286159	X
N/A	X
Cisco Systems	COM	17275R102	14697000	138410	X
N/A	X
Computer Assoc.	COM	204912109	10555000	149979	X
N/A	X
Exxon Corp.	COM	302290101	21448000	266642	X
N/A	X
General Elec.	COM	369604103	24293000	156729	X
N/A	X
Home Depot	COM	437076102	20185000	197533	X
N/A	X
IBM Corp.	COM	459200101	15819000	145459	X
N/A	X
Intel Corp.	COM	458140100	15347000	183383	X
N/A	X
Johnson & Johnson	COM	478160104	20514000	219400	X
N/A	X
Lucent Tech.	COM	549463107	20863000	278866	X
N/A	X
Marsh & McLennan	COM	571748102	11415000	120475	X
N/A	X
McDonalds Corp.	COM	580135101	9646000	242287	X
N/A	X
MCI Worldcom	COM	55268B106	11042000	139108	X
N/A	X
Microsoft	COM	594918104	13985000	118899	X
N/A	X
NASDAQ-100 SHS	COM	631100104	25055000	136910	X
N/A	X
Pepsico, Inc.	COM	713448108	8517000	239929	X
N/A	X
Staples, Inc.	COM	855030102	8208000	395560	X
N/A	X
Symbol Tech.	COM	871508107	10947000	178003	X
N/A	X
Wal-Mart Stores	COM	931142103	14413000	212546	X
N/A	X
Walgreen Co.	COM	931422109	15165000	526341	X
N/A	X
Webs-Japan Ind. Ser.	COM	92923H889	17245000	1065330	X
N/A	X
COLUMN TOTALS			346379000	5805045